Investment in Associates and joint ventures - Summary of Financial Information of Material Associate Investment (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021 [2]
Disclosure of associates [line items]
Non-current assets		$ 2,684	$ 2,538	[1]
Current assets		2,129	1,678	[1]
Current liabilities		(2,190)	(1,544)	[1]
Non-current liabilities		(4,569)	(4,280)	[1]
Net assets		(1,946)	(1,608)	[1]
Revenue		4,624	3,892	[2]	$ 2,907
Profit from continuing operations and total comprehensive income for the year		750	376	[2],[3]	$ 265
Barclay associate [member]
Disclosure of associates [line items]
Non-current assets		462	472
Current assets		86	64
Current liabilities		(23)	(33)
Non-current liabilities		(256)	(250)
Net assets		269	253
Effect of specially allocated expenses		(42)	(42)
Revenue		131	106
Profit from continuing operations and total comprehensive income for the year		15	8
Group's share of profit/(loss) for the year	[4]	3	(42)
Barclay associate [member] | Group share of reported net assets at 19.9% [member]
Disclosure of associates [line items]
Net assets		53	50
Adjustments to reflect impairment, capitalised costs, and additional rights and obligations under the shareholder agreement		(8)	$ (8)
Carrying amount		$ 3

[1]	Re-presented for the adoption of IFRS 17 ‘Insurance Contracts’ (see New accounting standards and other presentational changes).
[2]	Re-presented for the adoption of IFRS 17 ‘Insurance Contracts’ and to combine System Fund revenues and reimbursables (see New accounting standards and other presentational changes).
[3]	In 2023, gains/(losses) on net investment hedges have been presented on a separate line. The 2022 amount was previously presented within ‘Exchange (losses)/gains on retranslation of foreign operations’.
[4]	Includes specially allocated expenses and the cost of funding owner returns.